Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	December 31,	December 31,
	2016	2015
License	$996,346	$996,346
Trademark	4,825	3,250
	1,001,171	999,596
Less accumulated amortization	(149,452)	(49,817)
Intangible assets, net	$851,719	$949,779

Future amortization expense intangible assets
Years ending December 31,
2017	$100,117
2018	100,117
2019	100,117
2020	100,117
2021	100,117
Thereafter	351,134
$851,719